Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Income Tax Included in Continuing Operations

Income tax included in continuing operations was as follows ($ in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Income Tax Expense	$9,120	$35,268	$7,115	$37,899
Effective Tax Rate	40.8%	38.7%	40.5%	38.8%